Operating Leases (Details) - Schedule of Operating Lease Liabilities	Jun. 30, 2024 CNY (¥)
Schedule of Operating Lease Liabilities [Abstract]
Remaining of 2024	¥ 1,860,846
2025	2,211,153
2026	1,448,558
2027	1,197,632
2028	602,088
Thereafter
Total lease payments	7,320,277
Less: imputed interest	(488,696)
Total lease liabilities	¥ 6,831,581